Trade and other payables - current (Details) - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Trade and other payables - current [Abstract]
Trade payables	$ 71.5	$ 105.0
Trade and social security	84.3	80.7
Accruals	347.7	425.3
Total trade and other payables	503.5	611.0	[1]
Vacation and payroll	82.8	88.4
Commission and employee bonuses	90.5	74.9
Integration and divestiture expenses	30.1	26.4
Consulting and audit fees	$ 23.8	$ 36.9

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.